Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,569,978,697	11,142,172,107
Construction in progress	3,099,937,769	2,404,299,833
Land	64,680,270	78,715,479
Buildings	629,754,211	655,780,937
Generation Plant and Equipment	6,435,310,747	6,300,566,056
Network infrastructure	1,188,201,802	1,488,114,938
Fixtures and fittings	131,402,242	194,179,535
Other property, plant, and equipment	20,691,656	20,515,329

	As of December 31,
	2022	2021
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,997,624,703)	(5,031,483,346)
Buildings	(187,875,641)	(185,002,401)
Plant and equipment	(4,224,174,273)	(4,086,507,212)
Network infrastructure	(479,761,456)	(614,017,141)
Fixtures and fittings	(85,619,903)	(126,246,469)
Other property, plant, and equipment	(20,193,430)	(19,710,123)

	As of December 31,
	2022	2021
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,572,353,994	6,110,688,761
Construction in progress	3,099,937,769	2,404,299,833
Land	64,680,270	78,715,479
Buildings	441,878,570	470,778,536
Generation Plant and Equipment	2,211,136,474	2,214,058,844
Network infrastructure	708,440,346	874,097,797
Fixtures and fittings	45,782,339	67,933,066
Other property, plant, and equipment	498,226	805,206

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2022 and 2021, are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
Increases other than from business combinations	1,010,059,037	—	(560,847)	925,250	1,752,776	145,616	—	1,012,321,832
Increases (decreases) from foreign currency translation differences	14,627,772	(84,493)	3,021,504	7,434,974	544,629	(300,948)	14,012	25,257,450
Depreciation (1)	—	—	(22,407,997)	(139,378,454)	(38,646,149)	(7,383,182)	(320,992)	(208,136,774)
Increases (decreases) from transfers and other movements	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Increases (decreases) from transfers from construction in progress	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Disposals and removals from service	(53,307,303)	-	—	(1,619,263)	(3,190,127)	—	—	(58,116,693)
Disposals	(369,837)	—	—	—	—	—	—	(369,837)
Removals (2)	(52,937,466)	—	—	(1,619,263)	(3,190,127)	—	—	(57,746,856)
Decreases to be classified as held for sale (3)	(69,519,016)	(16,388,131)	(40,708,934)	—	(192,857,093)	(19,167,093)	—	(338,640,267)
Other increases (decreases)	22,274,490	1,438,994	2,941,741	120,184	904,111	(1,153,320)	—	26,526,200
Argentine hyperinflationary economy	516,740	109,738	161,758	1,271,162	—	394,087	—	2,453,485
Total movements	695,637,936	(14,035,209)	(28,899,966)	(2,922,370)	(165,657,451)	(22,150,727)	(306,980)	461,665,233
Closing balance as of December 31, 2022	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2021	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
Increases other than from business combinations	894,031,403	—	366,432	1,429,573	2,016,740	615,804	—	898,459,952
Increases (decreases) from foreign currency translation differences	167,710,277	118,312	62,905,635	174,366,572	9,145,223	268,274	162,162	414,676,455
Depreciation (1)	—	—	(20,084,630)	(128,647,891)	(38,770,418)	(6,725,834)	(535,238)	(194,764,011)
Impairment losses recognized in profit or loss for the period (4)	(28,773,082)	—	(4,262,649)	—	—	—	—	(33,035,731)
Increases (decreases) from transfers and other movements	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Increases (decreases) from transfers from construction in progress	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Disposals and removals from service	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Disposals	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Other increases (decreases)	(16,306,942)	(2,182)	(3,675,456)	14,194,951	(1,438,426)	223,672	—	(7,004,383)
Argentine hyperinflationary economy	190,198	64,726	99,516	781,907	—	315,360	—	1,451,707
Total movements	836,614,113	348,570	52,617,120	93,587,149	79,917,809	14,480,604	(373,076)	1,077,192,289
Closing balance as of December 31, 2021	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
(1)	See Note 31.
(2)	See clause v) in section c) other information, contained in this same Note.
(3)	See Note 5.
(4)	See clause iv) in section c) other information, contained in this same Note.